Nonvested Restricted Shares Activity (Detail) (USD $)	3 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested restricted shares outstanding, Beginning balance	125,000
Granted	125,000
Vested	125,000
Nonvested restricted shares outstanding, Ending balance	125,000
Nonvested restricted shares, Expected to vest	125,000
Weighted average grant-date fair value, outstanding Beginning balance	$ 1.22
Weighted average grant-date fair value, Granted	$ 4.58
Weighted average grant-date fair value, Vested	$ 1.22
Weighted average grant-date fair value, outstanding Ending balance	$ 4.58
Weighted average grant-date fair value, Expected to vest	$ 4.58